Equity Method Investments (Details) (Attune [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Nov. 30, 2007	Sep. 30, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Ownership interest, equity method investment	50.00%
Ownership interest, purchase price	$ 7.2
OTTI charge		2.0	5.2
Equity investments		$ 0
Concordia Resources Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest, equity method investment	50.00%